TAX SITUATION	12 Months Ended
Dec. 31, 2017
Disclosure of tax situation [Abstract]
Disclosure of income tax [text block]
18	TAX SITUATION

a)	Credicorp is not subject to income tax or any taxes on capital gains, equity or property in Bermuda. Credicorp’s Peruvian subsidiaries are subject to the Peruvian tax regime.

At December 31, 2017, Peruvian statutory Income Tax rate was 29.5 percent on taxable profit after calculating the workers’ profit sharing, which is determined using a 5 percent rate. At December 31, 2016, Peruvian statutory Income Tax rate was 28.0 percent.

The Bolivian statutory Income Tax rate is 25 percent. Financial entities have an additional rate if the ROE exceeds 6 percent. In that case, an additional 22 percent must be considered, with which the rate becomes 47 percent.

In the case of Chile, the first category income tax rate for domiciled legal entities who have opted for the attributed regime, is 25.0 percent for the year 2017 onwards, and for those under the partially integrated system, it is 25.5 percent for the year 2017 and 27.0 percent for the year 2018 onward. On the other hand, individuals or legal entities non-domiciled in Chile will be subject to an additional tax of 35.0 percent. Credicorp Capital Holding Chile, together with all of its subsidiaries opted for the partially integrated regime.

In the case of Colombia, the income tax rate for the year 2017 was 34.0 percent plus a surcharge of 6.0 percent and at December 31, 2016 it was 25.0 percent. In the year 2018, the rate will be 33.0 percent plus a surcharge of 4.0 percent, and as from the year 2019, the rate will be only 33.0 percent.

Atlantic Security Holding Corporation and its Subsidiaries are not subject to taxes in the Cayman Islands or Panama. For the years ended December 31, 2017, 2016 and 2015, no taxable income was generated from the operations in the United States of America.

The reconciliation between the statutory income tax rate and the effective tax rate for the Group is as follows:

	2017	2016	2015
	%	%	%

Peruvian statutory income tax rate	29.50	28.00	28.00

Increase (decrease) in the statutory tax rate due to:
(i) (Decrease) arising from net income of subsidiaries not domiciled in Peru	(1.82)	(0.04)	(0.37)
(ii) Non-taxable income, net	(2.69)	(1.23)	(0.17)
(iii) Effect of change in Peruvian tax rates	-	(0.53)	-

Effective income tax rate	24.99	26.20	27.46

b)	Income tax expense for the years ended December 31, 2017, 2016 and 2015 comprises:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)
Current -
In Peru	1,262,302	1,098,125	1,217,907
In other countries	134,540	155,095	96,495
	1,396,842	1,253,220	1,314,402

Deferred -
In Peru	(18,264)	31,472	22,667
In other countries	14,708	10,748	(139,862)
Effect of change in Peruvian tax rates	-	(13,992)	-
	(3,556)	28,228	(117,195)
Total	1,393,286	1,281,448	1,197,207

The deferred income tax has been calculated on all temporary differences, considering the income tax rates effective where Credicorp’s subsidiaries are located.

c)	The following table presents a summary of the Group’s deferred income tax:

	2017	2016
	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Allowance for loan losses	604,828	545,716
Tax loss carry forward	13,332	38,856
Provision for sundry expenses	44,885	38,326
Unrealized loss due to valuation of cash flow hedge derivatives	22,039	2,105
Provision for sundry risks	20,173	17,731
Impairments in buildings for rent depreciation	17,489	18,641
Unrealized loss on hedged bonds	3,047	43,252
Unrealized loss due to valuation of available-for-sale investments	2,563	6,001
Others	40,447	35,344

Deferred liability
Intangibles, net	(132,553)	(86,746)
Buildings depreciation	(70,515)	(73,322)
Adjustment for difference in exchange of SUNAT and SBS	(35,660)	(40,096)
Unrealized gain due to valuation of derivative financial instruments for hedging purposes	(8,431)	(7,216)
Unrealized gain due to valuation of available-for-sale investments	(8,095)	(6,142)
Deferred acquisitions costs - DAC	(12,855)	(8,597)
Buildings revaluation	(5,917)	(6,589)
Others	(14,720)	(11,220)
Total	480,057	506,044

Deferred income tax liability, net
Deferred asset
Carry forward tax losses	14,039	-
Provision for sundry risks, net	8,750	4,560
Defferred income due to commission - DIL	8,326	8,829
Others	12,900	23,607

Deferred liability
Intangibles, net	(48,797)	(74,975)
Unrealized gain due to valuation of investments available for sale.	(41,910)	(36,721)
Gain generated in the reorganization of Pacífico EPS	(39,515)	(39,515)
Deferred acquisitions costs - DAC	(30,322)	(12,945)
Catastrophic insurance reserve	(9,561)	(10,062)
Leasing operations related to loans	(5,063)	(5,311)
Buildings revaluation	(2,578)	(4,664)
Others	(16,549)	(25,444)
Total	(150,280)	(172,641)

At December 31, 2017, 2016 and 2015, Credicorp and its Subsidiaries have recorded deferred income tax balance of S/33.8 million, S/42.0 million and S/30.9 million, respectively, resulting from unrealized gains and losses on available-for-sale investments and cash flow hedges.

d)
The Peruvian Tax Authority have the right to review and, if necessary, amend the annual income tax returns filed by Peruvian subsidiaries up to four years after their filing date. Income tax returns of the major subsidiaries open for examination by the tax authorities are as follows:

Banco de Crédito del Perú	2012 to 2017
Mibanco	2014 to 2017
Prima AFP	2013 to 2017
Pacífico Compañía de Seguros y Reaseguros	2013 to 2017
Pacífico Peruano Suiza	2013 to 2017

On December 28, 2017 and January 18, 2018, the Peruvian Tax Authority notified the initial Presentation and Requirement Letters for the examination of the income tax returns of Banco de Crédito for fiscal years 2012 and 2013, respectively.

Furthermore, in December 2017, the Peruvian tax Authority notified Prima AFP of the examination of its income tax returns for fiscal 2015.

The Bolivian, Chilean and Colombian Tax Authorities have the power to review and, if applicable, make a new determination for the income tax calculated by the subsidiaries located in said countries in the previous 8 years, 3 years and 3 years, respectively, upon presentation of their Income Tax declarations. Additionally, in the case of Colombia, a period of 6 years was established for the taxpayers obliged to apply Transfer Prices or taxpayers who report tax losses. The annual income tax declarations pending examination by the overseas tax authorities are the following:

Banco de Crédito de Bolivia	2009 to 2017
Credicorp Capital Colombia	2014 to 2017
Inversiones IMT S.A.	2014 to 2017

Since tax regulations are subject to interpretation by the different Tax Authorities where Credicorp’s subsidiaries are located, it is not possible to determine at the present date whether any significant additional liabilities may arise from any eventual tax examinations of the Credicorp’s subsidiaries. Any resulting unpaid taxes, tax penalties or interest that may arise will be recognized as expenses in the year in which they are determined. However, Management of Credicorp and its Subsidiaries and their legal counsel consider that any additional tax assessments would not have a significant impact on the consolidated financial statements as of December 31, 2017 and 2016.